UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Round Table Investment Management Company, LP
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Address:   214 North Tryon Street, Suite 3000
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           Charlotte, North Carolina 28202
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Form 13F File Number:  028-13383
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ian Banwell
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Title:     Manager, Chief Executive Officer
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Phone:     (704) 208-3600
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Signature, Place, and Date of Signing:

       /s/ Ian Banwell               Charlotte, North Carolina      11/15/10
       -------------------------    ---------------------------     ---------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        19
                                               -------------

Form 13F Information Table Value Total:        $267,344
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.        Form 13F File Number            Name

     1                028-13407                 St. George Partners, LLC
     2                028-13408                 Ian Banwell


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                                                 FORM 13F INFORMATION TABLE

       COLUMN 1              COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7            COLUMN 8
                                                         VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS      CUSIP    (x$1000)   PRN AMT  PRN CALL  DISCRETION MANAGERS     SOLE    SHARED    NONE

ALLEGHENY ENERGY INC      COM               017361106    1,226      50,000 SH           SOLE                50,000

ANNALY CAP MGMT INC       COM               035710409    3,520     200,000 SH           SOLE               200,000

BARCLAYS BK PLC           DJUBS CMDT ETN36  06738C778      536      12,680 SH           SOLE                12,680

CITIGROUP INC             COM               172967101    3,909   1,000,000 SH  CALL     SOLE             1,000,000

HUGHES COMMUNICATIONS INC COM               444398101      433      15,894 SH           SOLE                15,894

ISHARES TR                FTSE XNHUA IDX    464287184    6,423     150,000 SH           SOLE               150,000

ISHARES TR                MSCI EMERG MKT    464287234    6,626     148,000 SH           SOLE               148,000

ISHARES TR                MSCI EMERG MKT    464287234   40,293     900,000 SH  CALL     SOLE               900,000

ISHARES TR                S&P GLB100INDX    464287572   24,574     421,000 SH           SOLE               421,000

MCDONALDS CORP            COM               580135101    2,608      35,000 SH           SOLE                35,000

MICROSOFT CORP            COM               594918104    2,028      82,800 SH           SOLE                82,800

NETFLIX INC               COM               64110L106    8,108      50,000 SH  CALL     SOLE                50,000

NETFLIX INC               COM               64110L106    8,108      50,000 SH  PUT      SOLE                50,000

OIL SVC HOLDRS TR         DEPOSTRY RCPT     678002106      509       4,500 SH           SOLE                 4,500

SELECT SECTOR SPDR TR     SBI INT-INDS      81369Y704    1,353      43,268 SH           SOLE                43,268

SOUTHERN COPPER CORP      COM               84265V105    1,229      35,000 SH           SOLE                35,000

SPDR S&P 500 ETF TR       TR UNIT           78462F103  141,521   1,240,000 SH  PUT      SOLE             1,240,000

SPDR SERIES TRUST         SPDR KBW BK ETF   78464A797   13,770     600,000 SH           SOLE               600,000

STAR BULK CARRIERS CORP   COM               Y8162K105      570     199,976 SH           SOLE               199,976

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